Shareholders’ equity - Change in share capital (Details) - € / shares		9 Months Ended
	Jul. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 19, 2024
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares)		11,679,400
Exercises of share warrants (in shares)			4,000
Issue of free shares (in shares)		546,905	361,835
Increase in number of shares issued (in shares)		14,482,230
Par value per share (in euro per share)		€ 0.01		€ 0.01
Kreos OCABSA
Disclosure of classes of share capital [line items]
Conversion of convertible instruments (in shares)		785,389
Kreos & Claret financing
Disclosure of classes of share capital [line items]
Exercises of share warrants (in shares)		525,913
Other equity agreements
Disclosure of classes of share capital [line items]
Exercises of share warrants (in shares)		24,246
Heights convertible notes
Disclosure of classes of share capital [line items]
Conversion of convertible instruments (in shares)		920,377
Increase in number of shares issued (in shares)	920,377
AGAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)		546,905
BCEs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)		24,246